Net Loss/Income Per Share (Tables)	12 Months Ended
Dec. 31, 2024
Net Loss/Income Per Share [Abstract]
Schedule of Computation of Basic and Diluted Net (Loss) Income Per Share

The following table sets forth the computation of basic and diluted net (loss) income per share for the periods indicated:

	Years ended December 31,
	2022	2023	2024
Numerator:
Numerator for basic and diluted (loss) income per share from continuing operations	$(9,252)	$(3,175)	$309
Numerator for basic and diluted loss per share from discontinued operations	(5,056)	—	—
Denominator:
Denominator for basic (loss) income per share weighted average ordinary shares outstanding	49,458,266	56,333,003	57,127,524
Denominator for diluted (loss) income per share weighted average ordinary shares outstanding	49,458,266	56,333,003	57,127,524

Basic and Diluted (loss) income per share from continuing operations	$(0.19)	$(0.06)	$0.0054
Basic and Diluted loss per share from discontinued operations	$(0.10)	—	—

Basic and Diluted (loss) income per ADS from continuing operations (Note i)	$(3.80)	$(1.20)	$0.1080
Basic and Diluted loss per ADS from discontinued operations	$(2.00)	—	—